Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Future Rent Payments Under Lease Agreement	As of December 31, 2012, the minimum future rent payments under the lease agreement are as follows:

December 31, 2012
2013	$623
2014	265
2015	—

Total minimum lease payment	$888